14. Income Taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1
Loss before income taxes	$ (8,123)	$ (4,315)
Income tax rates	26.29%	26.33%
Tax recovery calculated using statutory rates	$ (2,136)	$ (1,136)
Non-deductible items	568	(170)
Difference in foreign tax rates	35	47
Rate differential	736	21
Tax benefits not recognized	(1,437)	(1,141)
Impact of true-up of prior year balances	0	311
Impact of current year renouncements	4,429	5,027
Other	(31)	17
Income tax expense	$ 2,164	$ 2,977